FINANCIAL INSTRUMENTS & RISK - Supplier Finance Arrangements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	SFr 5,156.8	SFr 5,334.6
Bottom of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangement	1 day	1 day
Comparable trade payables that are not part of the arrangement	30 days	30 days
Top of range
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of the arrangement	60 days	60 days
Comparable trade payables that are not part of the arrangement	90 days	90 days
Financial liabilities that are part of supplier finance arrangements | Disclosed under trade payables
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	SFr 101.1	SFr 71.7
Financial liabilities that are part of supplier finance arrangements | Thereof suppliers have received payment from finance providers
Disclosure of financial liabilities that are part of supplier finance arrangements [line items]
Financial liabilities	SFr 101.1	SFr 71.7